Trade and other receivables (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 417,325,340	$ 444,648,314
Current trade receivables	410,892,456	436,862,619
Other current receivables	62,798,956	69,848,554
Total current	473,691,412	506,711,173
Others accounts receivables	4,954,334	5,966,414
Total non-current	4,954,334	5,966,414
Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	62,798,956	69,848,554
Others accounts receivables	4,954,334	5,966,414
Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(6,432,884)	(7,785,695)
Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	392,932,888	414,767,007
Current trade receivables	391,658,611	412,333,952
Other current receivables	62,274,705	69,335,509
Total current	453,933,316	481,669,461
Others accounts receivables	4,954,334	5,966,414
Total non-current	4,954,334	5,966,414
Current Balance [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	62,274,705	69,335,509
Current Balance [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(1,274,277)	(2,433,055)
Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	18,159,968	23,926,761
Current trade receivables	16,956,844	23,110,320
Other current receivables		189,703
Total current	17,153,909	23,300,023
Others accounts receivables
Total non-current
Later Than Zero Month And Not Later Than Three Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	197,065	189,703
Later Than Zero Month And Not Later Than Three Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(1,203,124)	(816,441)
Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	2,101,837	1,561,892
Current trade receivables	1,291,737	853,702
Other current receivables	188,252	164,757
Total current	1,479,989	1,018,459
Others accounts receivables
Total non-current
Later Than Three Month And Not Later Than Six Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	188,252	164,757
Later Than Three Month And Not Later Than Six Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(810,100)	(708,190)
Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,653,708	1,991,534
Current trade receivables	445,945	270,664
Other current receivables	41,410	97
Total current	487,355	270,761
Others accounts receivables
Total non-current
Later Than Six Month And Not Later Than Twelve Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	41,410	97
Later Than Six Month And Not Later Than Twelve Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(1,207,763)	(1,720,870)
Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	2,476,939	2,401,120
Current trade receivables	539,319	293,981
Other current receivables	97,524	158,488
Total current	636,843	452,469
Others accounts receivables
Total non-current
Later Than Twelve Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	97,524	158,488
Later Than Twelve Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(1,937,620)	(2,107,139)
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	248,883,607	237,369,286
Total non-current	237,369,286
Chile Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	241,359,948
Total non-current		227,786,575
Chile Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	3,985,807	5,823,766
Chile Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	859,505	1,143,994
Chile Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,074,519	1,430,423
Chile Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,603,828	1,184,528
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	115,088,692	138,558,576
Total non-current	138,558,576
International Business Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	103,257,833	125,878,604
International Business Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	9,695,117	10,979,515
International Business Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,027,924	58,512
International Business Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	464,464	515,247
International Business Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	643,354	1,126,698
Wines Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	53,353,041	68,720,452
Wines Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	48,315,107	61,101,828
Wines Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	4,479,044	7,123,480
Wines Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	214,408	359,386
Wines Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	114,725	45,864
Wines Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 229,757	$ 89,894